CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net (loss) income	$ (526,123)	$ (3,989,684)	$ (5,733,658)	$ (5,065,534)
Adjustments to arrive at cash provided by operating activities:
Net premium and discount on investments	(18,425)	80,563	113,880	102,285
Depreciation and amortization	44,491	44,820	58,761	147,761
Stock options	29,805		21,745
Net transfers to noncontrolling interest			124,477
Amortization of deferred acquisition costs	376,179	88,503
Deferred acquisition costs capitalized	(6,784,482)	(2,395,710)
Net realized (gains) losses on investments	(7,829,105)	13,654	(353,602)	334,928
Deferred coinsurance ceding commission	8,161,069	2,821,255	3,678,196	2,944,572
Notes payable interest accrued		845,536	845,536
Commutation of assumed business				(2,544,929)
Changes in operating assets and liabilities:
Reinsurance recoverables	(7,142,030)	(1,002,794)	(7,478,880)	(707,419)
Interest and dividends due and accrued	(3,435,736)	(554,489)	(1,310,492)	22,458
Premiums receivable	(654)	733	(9,089)	21,507
Policy liabilities	6,429,321	76,877,920	2,963,219	254,614
Other assets and liabilities	13,537,739	6,170,613	4,745,274	175,344
Other assets and liabilities - discontinued operations	15,217	(117,392)	(122,543)	(16,055,335)
Net cash provided by or (used in) operating activities	2,857,266	78,883,528	(2,457,176)	(20,369,748)
Securities available for sale:
Purchases	(158,933,312)	(50,253,728)	(103,078,444)	(8,382,284)
Proceeds from sale or maturity	24,050,257	2,488,387	5,780,475	10,243,118
Mortgage loans on real estate, held for investment purchases
Purchases	(52,502,957)	(10,098,478)	(15,036,179)
Proceeds from sale	8,918,066		1,226,138
Purchases of derivatives	(5,064,964)		(490,831)
Other invested assets
Purchases	(26,787,844)	(2,976,375)	(20,533,761)	(100,000)
Proceeds from sale	13,670,948		14,849,555	104,892
Preferred stock purchased		(500,000)	(500,000)
Notes receivable	(5,516,302)
Net change in policy loans	(41,295)	941	(62,171)	9,630
Net purchases of property and equipment	(44,263)	(17,349)	(45,634)	(12,747)
Net cash (used in) or provided by investing activities	(202,251,666)	(61,356,602)	(117,890,852)	1,862,609
Cash Flows from Financing Activities:
Finance lease	(111)	(333)	(444)	(444)
Proceeds from issuance of preferred stock				1,500,000
Proceeds from issuance of notes payable				18,938,705
Capital contribution	14,941,533
Repurchase of common stock	(150,311)
1505 Capital LLC purchase	(500,000)	48,661
Receipts on deposit-type contracts	279,537,157	4,088,640	161,392,700	650
Withdrawals on deposit-type contracts	(1,718,288)	(126,852)	(160,590)	(50,732)
Net cash provided by financing activities	292,109,980	4,010,116	161,231,666	20,388,179
Net increase in cash and cash equivalents	92,715,580	21,537,042	40,883,638	1,881,040
Cash and cash equivalents:
Beginning	43,716,205	2,832,567	2,832,567	951,527
Ending	136,431,785	24,369,609	43,716,205	2,832,567
Supplemental Disclosure of Non-Cash Information
Settlement of real estate and surplus notes:				493,648
Book value of real estate settled				(876,400)
Book value of surplus notes (including interest)				382,752
Book value of note payable		(19,100,000)	(19,100,000)
Common stock		927,680	927,680
Additional paid in capital		18,172,320	18,172,320
Conversion of preferred stock
Book value of preferred stock		(1,500,000)	(1,500,000)
Common stock		72,855	72,855
Additional paid in capital		1,427,145	1,427,145
Total	$ 0	$ 0	$ 0	$ 0